Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes

Geographic sources of income (loss) before income taxes are as follows for the years ended December 31 (in thousands):

	2016	2015	2014
United States	$5,406	$(3,165)	$(7,733)
China	22,826	18,420	5,832
Turkey	(8,564)	(4,552)	(3,962)
Mexico	1,169	956	140

Total	$20,837	$11,659	$(5,723)

Components of Provision for Income Taxes

 The components of the provision for income taxes for the years ended December 31 are as follows (in thousands):

	2016	2015	2014
Current:
U.S. federal	$—	$(51)	$80
U.S. state and local taxes	(196)	55	282
Foreign	9,973	4,738	1,581

Total current	9,777	4,742	1,943

Deferred:
U.S. federal	51	—	—
U.S. state and local taxes	—	—	—
Foreign	(2,833)	(765)	(1,018)

Total deferred	(2,782)	(765)	(1,018)

Total provision	$6,995	$3,977	$925

Reconciliation between U.S. Statutory Income Tax Rate and Company's Income Tax Provision

The following is a reconciliation between the U.S. statutory income tax rate and the Company’s income tax provision for the years ended December 31:

	2016	2015	2014
United States statutory income tax rate (benefit)	34.0%	34.0%	(34.0)%
Foreign rate differential	5.3	(23.9)	(8.8)
Foreign permanent differences	2.4	4.1	0.0
China rate change	(4.8)	0.0	0.0
Withholding taxes	6.8	3.4	6.8
Foreign tax credits	(7.9)	0.0	0.0
Valuation allowance	(14.3)	17.3	64.8
State taxes	(0.6)	0.5	3.6
Deferred tax adjustments	(0.1)	2.3	(13.3)
Research and development	(3.0)	(3.0)	(2.2)
U.S. foreign income inclusions	2.0	—	—
Nondeductible interest expense	11.5	—	—
Other	2.3	(0.6)	(0.7)

Total expense	33.6%	34.1%	16.2%

Summary of Components of Deferred Tax Assets and Liabilities

The following is a summary of the components of deferred tax assets and liabilities at December 31 (in thousands):

	2016	2015	2014
Deferred tax assets:
Net operating loss and credit carry forwards	$25,354	$32,294	$34,961
Deferred revenue	5,373	6,563	5,084
Non-deductible accruals	8,316	4,825	3,028
Equity compensation	3,503	—	—
Equity investment	633	653	692
Amortization of intangible assets	472	720	656
Tax credits	2,914	384	120
Other	1,248	1,671	657

Total deferred tax assets	47,813	47,110	45,198
Valuation allowance	(40,596)	(41,216)	(39,347)

Net deferred tax assets	7,217	5,894	5,851

Deferred tax liabilities:
Deferred revenue	—	(615)	(3,497)
Depreciation	(1,714)	(1,831)	(1,368)
Other	(423)	(1,787)	(41)

Total deferred tax liabilities	(2,137)	(4,233)	(4,906)

Net deferred tax assets	$5,080	$1,661	$945

Schedule of Deferred Tax Valuation Allowance

The deferred tax valuation allowance at December 31 consisted of the following (in thousands):

	2016	2015	2014
Allowance at beginning of year	$(41,216)	$(39,347)	$(35,208)
Benefits obtained (expenses incurred)	620	(1,869)	(4,139)
Adjustment	—	—	—

Allowance at end of year	$(40,596)	$(41,216)	$(39,347)